Share-Based Payments - LTI Stock Option Plan Executives - Additional Information (Detail) shares in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	1,984,000	1,981,000
Long Term Incentive Stock Option Plan [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued		100
Share-based compensation grant date fair value | $		$ 8
Long Term Restricted Stock Unit Program One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	11	9
Long Term Restricted Stock Unit Program One [member] | Executive [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of stock options granted | $	$ 1	$ 1
Long Term Restricted Stock Unit Program Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	0	100
Fair value of stock options granted | $		$ 7
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value | $	$ 107	$ 293
Number of shares issued	1,700	4,800
Restricted Stock Units [member] | Board of Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued		100